Schedule Of Fair Value Allocation Composition R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Business Property Plant And Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by improvements constructions, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 12.
Carrying Amount 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 201,424
Fair Value Adjustments 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(68,835)
Total Fair Value 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 132,589
Intangible Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.
Fair Value Adjustments 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 328,437
Total Fair Value 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	328,437
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Total	201,424
Fair Value Adjustments One [Member]
IfrsStatementLineItems [Line Items]
Total	259,602
Total Fair Value One [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 461,026